Convertible Notes and Warrants - 2013 Convertible Bridge Notes - Additional Information (Detail) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Feb. 10, 2014	Dec. 31, 2012	Jun. 28, 2013
Temporary Equity [Line Items]
Issuance of notes, amount	$ 2,600,000	$ 2,600,000
Credit facility, net	4,731,541
Fair value assumptions, exercise Price	$ 4.72
Expected term (in years)	10 years
Dividend yield	0.00%
Volatility rate	110.00%
Warrant liability	1,128	2,140,532		981,747
Unamortized discount			996,024
2013 Convertible Bridge Notes [Member]
Temporary Equity [Line Items]
Issuance of notes, amount					7,000,000
Credit facility, net		4,990,000		745,000
Interest rate		8.00%
Maturity date		May 31, 2014
Common stock gross cumulative proceeds		8,000,000
Percentage of warrants exercisable		50.00%
Notice period for early termination of warrant		20 days
Grant date fair value of liability classified warrants issued		1,559,000
Expected term (in years)		5 years
Dividend yield		0.00%
Fair value price		0
Warrant liability		1,399,000
Accretion of discount recognized as interest expense		685,000
Unamortized discount		874,000
2013 Convertible Bridge Notes [Member] | Minimum [Member]
Temporary Equity [Line Items]
Fair value assumptions, exercise Price		$ 1.48
Average risk free interest rate		1.38%
Volatility rate		100.00%
Fair value assumption, probability percentage		20.00%
2013 Convertible Bridge Notes [Member] | Minimum [Member] | Black Scholes Valuation Model
Temporary Equity [Line Items]
Fair value assumption, probability percentage		75.00%
2013 Convertible Bridge Notes [Member] | Maximum [Member]
Temporary Equity [Line Items]
Fair value assumptions, exercise Price		$ 14.28
Average risk free interest rate		1.73%
Volatility rate		105.00%
Fair value assumption, probability percentage		25.00%
2013 Convertible Bridge Notes [Member] | Maximum [Member] | Black Scholes Valuation Model
Temporary Equity [Line Items]
Fair value assumption, probability percentage		80.00%
2013 Convertible Bridge Notes [Member] | Major Shareholder [Member]
Temporary Equity [Line Items]
Credit facility, net		$ 2,505,000		$ 720,000